Note 6	6 Months Ended
Jun. 30, 2026
Risk Management [Abstract]
Disclosure of risk management [Text Block]	Risk management
The principles and risk management policies, as well as tools and procedures established and implemented in the Group as of June 30, 2026 do not differ significantly from those included in Note 7 of the consolidated financial statements of the Group for the year ended December 31, 2025.
Risk factors
The BBVA Group has processes in place for identifying risks and analyzing scenarios in order to enable the Group to manage risks in a dynamic and proactive way.
The risk identification processes are forward looking to seek the identification of emerging risks and take into account the concerns of both the business areas, which are close to the reality of the different geographical areas, and the corporate areas and senior management.
Risks are identified and measured consistently using the methodologies deemed appropriate in each case. Their measurement includes the design and application of scenario analyses and stress testing and considers the controls to which the risks are subjected.
As part of this process, a forward projection of the Risk Appetite Framework (hereinafter, "RAF") variables in stress scenarios is conducted in order to identify possible deviations from the established thresholds. If any such deviations are detected, measures are taken to seek to keep the variables within the target risk profile.
In this context, there are a number of emerging risks that could affect the evolution of the Group’s business, including the below and those mentioned in Note 7.1 to the consolidated financial statements of the Group for the year ended December 31, 2025:
Macroeconomic and geopolitical risks
The Group is sensitive to the deterioration of economic conditions and the alteration of the institutional environment of the countries in which it operates, and the Group is exposed to sovereign debt especially in Spain, Mexico and Turkey.
The global economy is undergoing significant challenges, due in part to the policies of the U.S. administration and, more recently, the conflict in Iran. Uncertainty surrounding their consequences is exceptionally high, substantially increasing geopolitical, economic, and financial risks.
Tensions in the Middle East have recently led to increases in the prices of oil, gas, and other energy-intensive goods. A prolonged escalation of the conflict may result in further volatility or sustained increases in global energy prices, generate strong inflationary pressures, increase financial volatility, weigh on economic growth, and potentially contribute to a global economic slowdown while constraining the policy space of major central banks. These risks are compounded by the continuation of the conflict in Ukraine and the potential reactivation of other geopolitical flashpoints, such as Greenland, or recent developments in Latin America linked to possible interventions by the U.S. administration. In response to these risks and to changes in U.S. foreign policy, the European Union has taken steps to increase military spending, which could support growth but also add upward pressure on inflation and interest rates in the region.
The increase in U.S. tariffs on imports from its trading partners under the current U.S. administration has also triggered financial market volatility, reinforcing global risks. High uncertainty regarding the final level and duration of these tariffs could negatively impact the global economy, worsening the macroeconomic environment. As a result of adopted or announced tariffs, global growth could decelerate significantly.
While fiscal and monetary policies could partially offset the effects of global protectionism, notably in the Eurozone, where significant public spending increases have been announced, the impact of higher U.S. tariffs could be amplified by the adoption of retaliatory measures by other countries, sustained uncertainty, weakened confidence, and financial volatility, among other factors.
Rising tariffs also increase the risk of inflation in the United States and the Eurozone, which could further slow private demand and, at the same time, constrain the Federal Reserve’s and the ECB’s ability to maintain or lower rates if warranted by activity.
Beyond import tariffs, tighter controls on migration flows could also affect the labor market in the United States, add to inflationary pressures, and weigh on economic growth. The U.S. administration’s fiscal, monetary, regulatory, industrial, and foreign policies could likewise contribute to financial and macroeconomic volatility. This is compounded by concerns regarding the potential consideration by the Federal Reserve of political factors in its decision-making.
Amid growing uncertainty surrounding U.S. policies and the widening fiscal deficit, the U.S. risk premium could continue to rise, pushing up long-term sovereign yields and further weakening the U.S. dollar. These developments could trigger episodes of volatility, especially given the high public debt levels in both developed and emerging economies. Additionally, the relatively high valuations of artificial intelligence-related assets constitute an additional source of uncertainty, with potential implications in the financial markets.
Overall, rising global geopolitical tensions increase uncertainty around the outlook for the world economy and the likelihood of economic and financial disruptions, including an economic recession.
The Group is exposed, among others, to the following general risks related to the economic and institutional environment in the countries where it operates: a deterioration in economic activity, including potential recession scenarios; inflationary pressures that could lead to tightening of monetary conditions; stagflation triggered by intense or prolonged supply shocks, including as result of protectionist escalation or a sharp rise in oil and gas prices; exchange rate volatility; adverse developments in real estate markets; extreme weather and climate-related factors; changes in the institutional environment of the countries where the Group operates, which could lead to sudden and pronounced GDP contractions and/or shifts in regulatory or government policy, including capital controls, dividend restrictions, or the imposition of new taxes or levies; high levels of public debt or external deficits, which could lead to sovereign credit rating downgrades or even defaults or debt restructurings; the impact of policies adopted by the current U.S. administration, about which significant uncertainty remains; and episodes of financial market volatility, such as those seen recently, that could result in significant losses for the Group.
In Spain, political, regulatory, and economic uncertainty may have a negative impact on activity. In Mexico, there is considerable uncertainty regarding the impact of recently approved constitutional reforms, as well as the policies of the U.S. administration and the outcome of the review of the United States-Mexico-Canada free trade agreement (USMCA). In Turkey, despite the gradual improvement in macroeconomic conditions, the situation remains relatively unstable, marked by pressure on the Turkish lira, high inflation, a significant trade deficit, relatively low central bank foreign exchange reserves, and high external financing costs. Political and social tensions could also trigger new episodes of financial volatility and macroeconomic risks. Moreover, uncertainty remains over the final impact of the geopolitical situation in the Middle East. In South America, ongoing and potential interventionist actions by the United States in some of its countries constitute a significant source of risk. In Argentina, despite the improved prospects for the economy following significant fiscal, monetary and exchange rate adjustments, the risk of economic and financial turmoil persists. Lastly, in Colombia and Peru, the exposure to severe climate-related factors, political tensions, and a deterioration of public finances could weigh on economic performance.
Any of these factors may have a significant adverse effect on the Group’s business, financial condition and results of operations.
For additional information on the impact of the macroeconomic scenarios used in the estimation of expected credit loss, see Note 6.2.3 "Credit risk – Expected loss estimation"
New business and operational risks and legal risks
New technologies and forms of customer relationships: Developments in the digital world and in information technologies pose significant challenges for financial institutions, entailing threats (new competitors, disintermediation, etc.) but also opportunities (new framework of relations with customers, greater ability to adapt to their needs, new products and distribution channels, etc.).
Digital transformation is a priority for the Group which includes among its objectives the development of advanced 'Next Gen' technological capabilities, artificial intelligence, and the continuous improvement of the customer experience.
Technological risks and security breaches: The Group is exposed to new threats such as cyber-attacks, theft of internal and customer databases, fraud in payment systems, etc. that require major investments in security from both the technological and human point of view. In addition, the prolific use of artificial intelligence technologies increases the risk of unauthorized access to the Group’s IT systems and client accounts and of unauthorized disclosure, destruction or use of confidential information or personal data. The Group gives great importance to the active operational and technological risk management and control. Any attack, failure or deficiency in the Group’s systems could, among other things, lead to the misappropriation of funds of the Group’s clients or the Group itself and the unauthorized disclosure, destruction or use of confidential information, as well as prevent the normal operation of the Group and impair its ability to provide services and carry out its internal management. In addition, any attack, failure or deficiency could result in the loss of customers and business opportunities, damage to computers and systems, violation of regulations regarding data protection and/or other regulations, exposure to litigation, fines, sanctions or interventions, loss of confidence in the Group’s security measures, damage to its reputation, reimbursements and compensation, and additional regulatory compliance expenses and could have a significant adverse impact on the Group’ s business, financial condition and results of operations.
Model risk: it is possible that a model used in critical processes presents deficiencies in its design, implementation, use, or interpretation, generating incorrect estimations that affect risk granting, solvency, the financial statements, regulatory compliance, or the Group’s reputation. This risk arises mainly from the use of inadequate assumptions, limitations in data quality or errors in model coding, and is especially relevant in an environment of growing complexity and dependence on models. BBVA is exposed to this risk due to the intensive use of models in essential areas such as credit risk measurement, the calculation of provisions for contingencies, and the valuation of other financial instruments, and the magnitude of this exposure is increased by the volume and diversity of the portfolios, data heterogeneity, and the incorporation of macroeconomic scenarios in certain metrics.
Legal risks: The financial sector faces an environment of increasing regulatory and litigious pressure, and thus, the various Group entities are frequently party to individual or collective judicial proceedings (including class actions) resulting from their activity and operations, as well as arbitration proceedings. The Group is also involved in other administrative proceedings and investigations, such as those carried out by the antitrust authorities in certain countries which, among other things, have in the past and could in the future result in sanctions, as well as lead to claims by customers and others. In addition, the regulatory framework in the jurisdictions in which the Group operates is evolving towards a supervisory approach more focused on the opening of sanctioning proceedings, while some regulators and supervisory authorities are focusing their attention on consumer protection and behavioral risk.
In Spain and in other jurisdictions where the Group operates, legal (administrative and/or judicial) and regulatory actions and proceedings against financial institutions, prompted in part by certain judgments in favor of consumers handed down by national and supranational courts (with regards to matters such as the terms and conditions and validity of credit cards and mortgage loan agreements), have increased significantly in recent years and this trend could continue in the future. Legal and regulatory actions and proceedings faced by other financial institutions in relation to these and other matters, especially if such actions or proceedings result in favorable resolutions for the consumer, could also adversely affect the Group.
There are also claims before Spanish courts challenging the validity of certain revolving credit card agreements. Rulings in these types of proceedings, whether against the Bank or other financial institutions, could negatively affect the Group.
All of the above may result in a significant increase in operating and compliance costs or even a reduction of revenues, and it is possible that an adverse outcome in any proceedings (depending on their number, amount thereof, the penalties imposed or litigation and management costs for the Group) could damage the Group's reputation, generate a knock-on effect or otherwise adversely affect the Group.
It is difficult to predict the outcome of legal (administrative and/or judicial) and regulatory actions and proceedings, both those to which the Group is currently exposed and those that may arise in the future, including actions and proceedings relating to former Group subsidiaries or in respect of which the Group may have indemnification obligations. Any of such outcomes could be significantly adverse to the Group. In addition, a decision in any matter, whether against the Group or against another credit entity facing similar claims as those faced by the Group, could give rise to other claims against the Group. In addition, these actions and proceedings drain resources from the Group and may occupy a great deal of attention on part of the Group's management and employees.
As of June 30, 2026 and December 31, 2025, the Group had €764 million and €805 million, respectively, in provisions for the proceedings it is facing (included in the line "Provisions for taxes and other legal contingencies" in the consolidated balance sheet) (see Note 23), of which €587 million and €583 million, respectively, correspond to legal contingencies and €177 million and €222 million, respectively, to tax related matters. However, the uncertainty arising from these proceedings (including those for which no provisions have been made, either because the probability of an unfavorable outcome for the Group is estimated to be remote, or because it is not possible to estimate them or for other reasons) makes it impossible to guarantee that the possible losses arising from the resolution of these proceedings will not exceed, where applicable, the amounts that the Group currently has provisioned and, therefore, could affect the Group's consolidated results in a given period.
As a result of the above, legal (administrative and/or judicial) and regulatory actions and proceedings currently faced by the Group or to which it may become subject in the future or which may otherwise affect the Group, whether individually or in the aggregate, if resolved in whole or in part adversely to the Group's interests, could have a material adverse effect on the Group’s business, financial condition and results of operations.
Spanish judicial authorities have investigated the activities of Centro Exclusivo de Negocios y Transacciones, S.L. (“Cenyt”). Such investigation included the provision of services by Cenyt to BBVA. On July 29, 2019, BBVA was named as an investigated party (investigado) in the Preliminary Proceeding No. 96/2017 – Piece No. 9, Central Investigating Court No. 6 of the National High Court (Audiencia Nacional).
On July 9, 2026, the judge issued an order opening oral proceedings in respect of the Bank, for alleged offenses of bribery and discovery and revelation of secrets, and in respect of certain bank employees, both current and former, as well as certain former directors and officers.
As of the date of this document, the commencement date of the oral proceedings has not yet been scheduled by the Criminal Chamber of the National High Court. It is not possible at this time to predict the possible outcome of these proceedings or estimate their potential implications for the Group. An adverse outcome could result in potential fines and/or civil liabilities, neither of which would be material, as well as other adverse consequences, including potential adverse effects on the Group´s reputation.
Credit risk
Credit risk arises from the probability that one party to a financial instrument will fail to meet its contractual obligations for reasons of insolvency or inability to pay and cause a financial loss for the other party. The general principles governing credit risk management in the BBVA Group, as well as the credit risk management in the Group as of June 30, 2026 do not differ significantly from those included in Note 7 of the consolidated financial statements of the Group for the year ended December 31, 2025.
6.2.1    Credit risk exposure
The BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2026 and December 31, 2025 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to ensure compliance with payment obligations. The details are broken down by category of financial instruments:

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	June 2026	Stage 1	Stage 2	Stage 3
Financial assets held for trading		115,888
Equity instruments	9	12,181
Debt securities	9	36,343
Loans and advances	9	67,363
Non-trading financial assets mandatorily at fair value through profit or loss		13,171
Equity instruments	10	12,253
Debt securities	10	146
Loans and advances	10	772
Financial assets designated at fair value through profit or loss	11	1,007
Derivatives (trading and hedging)		55,466
Financial assets at fair value through other comprehensive income		62,313
Equity instruments	12	790
Debt securities		60,709	60,709	—	—
Loans and advances	12	814	282	532	—
Financial assets at amortized cost		640,815	591,745	33,586	15,483
Debt securities		73,750	73,705	6	39
Loans and advances to central banks		12,102	12,102	—	—
Loans and advances to credit institutions		32,419	32,419	—	—
Loans and advances to customers		522,544	473,519	33,580	15,444
Total financial assets risk		888,660
Total loan commitments and financial guarantees		371,693	360,871	10,173	649
Loan commitments given	30	267,238	259,595	7,451	191
Financial guarantees given	30	26,861	26,170	569	121
Other commitments given	30	77,595	75,106	2,152	337
Total maximum credit exposure		1,260,354

MAXIMUM CREDIT RISK EXPOSURE (MILLIONS OF EUROS)

	Notes	December 2025	Stage 1	Stage 2	Stage 3
Financial assets held for trading		90,634
Equity instruments	9	9,901
Debt securities	9	30,846
Loans and advances	9	49,887
Non-trading financial assets mandatorily at fair value through profit or loss		11,272
Equity instruments	10	10,539
Debt securities	10	192
Loans and advances	10	541
Financial assets designated at fair value through profit or loss	11	1,006
Derivatives (trading and hedging)		49,141
Financial assets at fair value through other comprehensive income		58,919
Equity instruments	12	1,360
Debt securities		57,046	57,020	—	25
Loans and advances	12	513	24	488	—
Financial assets at amortized cost		581,271	536,123	30,765	14,383
Debt securities		73,429	73,387	5	37
Loans and advances to central banks		10,881	10,881	—	—
Loans and advances to credit institutions		24,263	24,230	34	—
Loans and advances to customers		472,697	427,625	30,727	14,346
Total financial assets risk		792,242
Total loan commitments and financial guarantees		312,578	303,063	8,839	676
Loan commitments given	30	227,554	220,990	6,385	179
Financial guarantees given	30	24,865	23,988	739	138
Other commitments given	30	60,159	58,084	1,715	359
Total maximum credit exposure		1,104,820
The breakdown by geographical area and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2026 and December 31, 2025 is shown below:

June 2026 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	289,964	268,132	15,122	6,711	(4,884)	(553)	(603)	(3,728)	285,080	267,578	14,519	2,983
Mexico	112,176	101,327	7,669	3,181	(3,752)	(1,477)	(680)	(1,595)	108,424	99,850	6,989	1,586
Turkey ⁽²⁾	58,931	49,556	6,305	3,070	(2,230)	(181)	(362)	(1,687)	56,701	49,375	5,943	1,384
South America ⁽³⁾	59,903	52,993	4,449	2,461	(2,240)	(404)	(310)	(1,526)	57,663	52,589	4,139	935
Others	1,569	1,512	35	22	(12)	(1)	(1)	(10)	1,557	1,511	34	12
Total ⁽⁴⁾	522,544	473,519	33,580	15,444	(13,119)	(2,617)	(1,957)	(8,546)	509,424	470,902	31,623	6,899
Of which: individual					(1,581)	(14)	(272)	(1,295)
Of which: collective					(11,538)	(2,602)	(1,685)	(7,251)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2026, the remaining balance was €46 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2025 (MILLIONS OF EUROS)

	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain ⁽¹⁾	261,536	239,762	15,141	6,633	(4,699)	(528)	(602)	(3,569)	256,838	239,235	14,539	3,064
Mexico	100,699	91,333	6,549	2,817	(3,482)	(1,346)	(629)	(1,507)	97,217	89,987	5,919	1,310
Turkey ⁽²⁾	55,756	48,214	4,866	2,676	(2,011)	(176)	(356)	(1,478)	53,745	48,038	4,510	1,198
South America ⁽³⁾	53,331	46,988	4,140	2,203	(2,095)	(373)	(299)	(1,423)	51,235	46,614	3,841	780
Others	1,375	1,327	31	16	(9)	(1)	(1)	(7)	1,366	1,326	30	9
Total ⁽⁴⁾	472,697	427,625	30,727	14,346	(12,297)	(2,424)	(1,887)	(7,985)	460,401	425,200	28,840	6,361
Of which: individual					(1,304)	(15)	(266)	(1,023)
Of which: collective					(10,992)	(2,409)	(1,622)	(6,962)
(1) Spain includes all the countries where BBVA, S.A. operates.
(2) Turkey includes all the countries in which Garanti BBVA operates.
(3) In South America, the BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(4) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2025, the remaining balance was €76 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2026 and December 31, 2025 is shown below:

June 2026 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	26	—	92	3,970	3,459	7,548	7,900
Credit card debt	—	1	—	4	2,728	31,040	33,774	36,506
Commercial debtors		1,089	144	2,122	34,490	282	38,126	38,438
Finance leases	—	153	—	15	10,442	264	10,874	11,113
Reverse repurchase loans	—	333	10,377	576	—	—	11,286	11,288
Other term loans	11,696	27,827	13,936	20,834	191,403	167,879	433,575	443,065
Advances that are not loans	392	756	8,166	5,349	1,215	4,381	20,259	20,307
LOANS AND ADVANCES	12,089	30,184	32,623	28,992	244,248	207,306	555,442	568,616
By secured loans
Of which: mortgage loans collateralized by immovable property		187	—	1,208	34,109	105,535	141,038	143,351
Of which: other collateralized loans	—	7,299	11,713	1,155	13,511	2,650	36,329	36,531
By purpose of the loan
Of which: credit for consumption						81,757	81,757	87,835
Of which: lending for house purchase						106,620	106,620	107,994
By subordination
Of which: project finance loans					5,722		5,722	5,829

December 2025 (MILLIONS OF EUROS)

	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	9	—	24	3,424	2,735	6,192	6,479
Credit card debt	—	1	—	4	2,585	28,061	30,651	33,113
Commercial debtors		1,019	135	1,600	31,541	131	34,426	34,723
Finance leases	—	162	—	18	10,166	263	10,610	10,862
Reverse repurchase loans	—	181	8,120	563	—	—	8,864	8,865
Other term loans	10,141	23,871	10,418	17,027	168,758	162,253	392,469	401,489
Advances that are not loans	727	665	5,704	4,286	1,530	380	13,292	13,342
LOANS AND ADVANCES	10,869	25,907	24,377	23,522	218,004	193,824	496,503	508,872
By secured loans
Of which: mortgage loans collateralized by immovable property		213	—	889	31,091	102,431	134,624	137,107
Of which: other collateralized loans	—	6,530	8,628	624	11,963	2,970	30,715	30,955
By purpose of the loan
Of which: credit for consumption						74,965	74,965	80,560
Of which: lending for house purchase						103,397	103,397	104,890
By subordination
Of which: project finance loans					5,579		5,579	5,663
The value of guarantees received as of June 30, 2026 and December 31, 2025, is as follows:

GUARANTEES RECEIVED (MILLIONS OF EUROS)

	June 2026	December 2025
Value of collateral	164,157	151,746
Of which: guarantees normal risks under special monitoring	12,254	11,626
Of which: guarantees impaired risks	2,996	3,081
Value of other guarantees	73,004	65,944
Of which: guarantees normal risks under special monitoring	4,370	3,999
Of which: guarantees impaired risks	942	907
Total value of guarantees received	237,161	217,690
6.2.2    Impaired loans
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, including their gross carrying amount, impaired loans and advances, and accumulated impairment, by counterparties as of June 30, 2026 and December 31, 2025, is as follows:

June 2026 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	12,102	—	(13)
General governments	29,945	16	(19)
Credit institutions	32,419	—	(9)
Other financial corporations	29,015	7	(22)
Non-financial corporations	248,073	5,937	(4,561)
Households	215,511	9,485	(8,516)
LOANS AND ADVANCES	567,065	15,444	(13,141)

December 2025 (MILLIONS OF EUROS)

	Gross carrying amount	Impaired loans and advances	Accumulated impairment
Central banks	10,881	—	(12)
General governments	25,924	18	(18)
Credit institutions	24,263	—	(20)
Other financial corporations	23,547	11	(25)
Non-financial corporations	221,504	5,118	(4,113)
Households	201,723	9,199	(8,140)
LOANS AND ADVANCES	507,842	14,346	(12,329)
The changes during the six months ended June 30, 2026, and the year ended December 31, 2025 of impaired assets (financial assets, financial guarantees given and other commitments given) are as follows:

CHANGES IN IMPAIRED FINANCIAL ASSETS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	June 2026	December 2025
Balance at the beginning	14,900	14,891
Additions	7,453	13,143
Decreases ⁽¹⁾	(3,611)	(6,893)
Net additions	3,842	6,250
Amounts written-off	(2,510)	(4,534)
Exchange differences and other	(292)	(1,708)
Balance at the end	15,940	14,900
(1) Reflects the total amount of impaired loans and advances derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.
6.2.3    Measurement of Expected Credit Loss (ECL)
As of June 30, 2026, the models for calculating expected losses used by the Group to prepare the attached Consolidated Financial Statements do not differ significantly from those detailed in Note 7 to the consolidated financial statements of the Group for the year ended December 31, 2025, except for the update of the macroeconomic scenarios, as such models have incorporated its estimated impact on economic activity and the main economic indicators for the first half of 2026.
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2026:

POSITIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.78%	7.86%	8.50%	1.60%	2.83%	4.41%	4.47%	8.39%
2027	4.38%	6.64%	5.52%	4.08%	2.70%	4.57%	8.37%	7.75%
2028	6.31%	5.99%	6.56%	3.76%	2.75%	4.94%	6.38%	7.54%
2029	7.11%	5.74%	7.27%	3.66%	2.75%	5.06%	5.77%	7.78%
2030	7.15%	5.50%	6.87%	3.56%	2.79%	5.24%	5.63%	8.09%
2031	6.59%	5.33%	5.83%	3.51%	2.72%	5.36%	5.50%	8.37%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	3.29%	5.98%	3.67%	8.06%	3.52%	8.93%
2027	4.74%	5.78%	6.24%	7.05%	3.74%	8.92%
2028	5.08%	5.58%	7.84%	5.87%	4.17%	8.76%
2029	4.75%	5.41%	8.05%	4.86%	4.14%	8.63%
2030	4.57%	5.26%	7.99%	3.99%	3.94%	8.49%
2031	4.35%	5.14%	7.90%	3.27%	3.95%	8.26%

BASE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.42%	9.95%	8.19%	1.16%	2.85%	4.39%	2.97%	8.55%
2027	2.09%	9.63%	2.89%	1.84%	2.88%	4.59%	4.21%	8.83%
2028	2.13%	9.15%	1.53%	1.77%	3.01%	4.51%	3.19%	9.23%
2029	1.97%	8.98%	1.21%	1.90%	3.05%	4.37%	3.67%	9.55%
2030	1.99%	8.73%	1.04%	1.89%	3.11%	4.40%	4.04%	9.73%
2031	2.04%	8.48%	0.98%	1.88%	3.04%	4.38%	4.02%	9.85%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	3.05%	5.99%	2.97%	8.10%	2.62%	9.02%
2027	3.47%	5.87%	2.96%	7.33%	2.06%	9.34%
2028	3.65%	5.76%	2.95%	6.43%	2.80%	9.39%
2029	3.44%	5.65%	2.96%	5.60%	2.87%	9.40%
2030	3.37%	5.55%	2.98%	4.83%	2.70%	9.35%
2031	3.21%	5.46%	2.99%	4.13%	2.72%	9.20%

NEGATIVE SCENARIO OF GDP, UNEMPLOYMENT RATE AND HPI FOR THE MAIN GEOGRAPHICAL AREAS

	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2026	2.05%	12.04%	7.87%	0.76%	2.87%	4.37%	2.18%	8.64%
2027	0.01%	12.58%	0.51%	0.09%	3.01%	4.59%	1.33%	9.49%
2028	(1.64)%	12.28%	(2.89)%	0.08%	3.23%	4.17%	0.73%	10.41%
2029	(2.77)%	12.20%	(4.19)%	0.40%	3.31%	3.81%	2.41%	10.78%
2030	(2.89)%	11.94%	(4.28)%	0.43%	3.38%	3.71%	3.27%	10.77%
2031	(2.26)%	11.61%	(3.45)%	0.44%	3.31%	3.56%	3.02%	10.78%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2026	2.00%	6.04%	1.74%	8.18%	1.57%	9.12%
2027	1.06%	6.08%	(1.46)%	7.72%	(0.50)%	9.94%
2028	1.46%	6.09%	(2.33)%	7.10%	0.84%	10.30%
2029	1.39%	6.07%	(2.21)%	6.44%	1.22%	10.47%
2030	1.42%	6.04%	(2.00)%	5.73%	1.14%	10.53%
2031	1.35%	6.01%	(1.84)%	5.01%	1.18%	10.47%
Sensitivity to macroeconomic scenarios
A sensitivity exercise has been carried out on the expected losses due to variations in the key hypotheses as they are the ones that introduce the greatest uncertainty in estimating such losses. As a first step, GDP and the House Price Index have been identified as the most relevant variables. These variables have been subjected to shocks of +/- 100 bps in their entire window with impact on the macro models. Independent sensitivities have been assessed, under the assumption of assigning a 100% probability to each determined scenario with these independent shocks.
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD or probability of default and LGD or loss given default) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario. The variation (with a positive amount indicating a provision and a negative amount indicating a reversal) in the expected loss for the Group and the main portfolios and geographical areas as of June 30, 2026 and December 31, 2025, is shown below:

EXPECTED LOSS VARIATION AS OF JUNE 30, 2026

	BBVA Group				Spain			Mexico			Turkey
	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
GDP
-100 bps	184	154	26	3	39	22	17	111	105	6	10	8	2
+100 bps	(166)	(142)	(24)	(1)	(36)	(21)	(16)	(99)	(94)	(5)	(11)	(9)	(2)
Housing price
-100 bps						26
+100 bps						(25)

EXPECTED LOSS VARIATION AS OF DECEMBER 31, 2025

	BBVA Group				Spain			Mexico			Turkey
	Total Portfolio	Retail	Companies	Debt securities	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies	Total Portfolio	Retail	Companies
GDP
-100 bps	161	136	24	1	32	20	12	76	70	6	34	28	5
+100 bps	(168)	(144)	(23)	(1)	(31)	(19)	(12)	(86)	(81)	(5)	(33)	(27)	(5)
Housing price
-100 bps						29
+100 bps						(28)
Estimation model and additional adjustments to expected losses measurement
The Group periodically reviews its individual estimates and its models for the collective estimate of expected losses as well as the effect of macroeconomic scenarios on them. Although these updates incorporate the best information available at any given time, they may not fully reflect the most recent developments in the economic environment, especially in contexts of high uncertainty and volatility or very recent events still under development. In this regard, to estimate expected losses, what is described in Note 7 to the consolidated financial statements for the year ended December 31, 2025 on individual and collective estimates of expected losses must be taken into account, as well as macroeconomic estimates and sensitivity to variations in key assumptions of macroeconomic scenarios.
In addition, the Group may supplement the expected losses to account for the effects that may not be included in the calculations referred to above, either by considering additional risk factors, or by the incorporation of sectorial particularities or particularities that may affect a set of operations or borrowers, following a formal internal approval process established for this purpose, including the evaluation by the relevant Global Risk Management Committee (GRMC) out of all GRMC committees, as described in the "General risk management and control model" discussion included in the consolidated financial statements for the year ended December 31, 2025.
As of June 30, 2026 and as of December 31, 2025, the Group had not recorded any relevant adjustments to the expected loss estimation models.
6.2.4 Loss allowances
Below are the changes in the six months ended June 30, 2026, and the year ended December 31, 2025 in the loss allowances recognized on the condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost and fair value through other comprehensive income:

CHANGES IN LOSS ALLOWANCES OF LOANS AND ADVANCES AT AMORTIZED COST AND FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (MILLIONS OF EUROS)

	June 2026	December 2025
Balance at the beginning of the period	(12,394)	(11,630)
Increase in loss allowances charged to income	(6,927)	(10,899)
Stage 1	(1,339)	(1,761)
Stage 2	(987)	(1,433)
Stage 3	(4,599)	(7,706)
Decrease in loss allowances charged to income	3,331	4,780
Stage 1	1,049	1,245
Stage 2	833	1,058
Stage 3	1,449	2,476
Transfer to written-off loans, exchange differences and other	2,781	5,356
Balance at the end of the period	(13,209)	(12,394)
Liquidity and funding risk
Liquidity and funding management at BBVA is aimed at driving the sustained growth of the banking business, through access to a wide variety of alternative sources of funding and seeking optimal term and cost conditions. BBVA's business model, risk appetite framework and funding strategy are designed to reach a solid funding structure based on stable customer deposits, mainly retail (granular). As a result of this model, deposits have a high stability in each geographical area, representing close to 50% of the financing needs in Spain and Mexico. It is important to note that, given the nature of BBVA's business, lending is mainly financed through customer funds.
One of the key elements in the BBVA Group's liquidity and funding management is the maintenance of high-quality liquidity buffers in all geographical areas. Thus, the Group has maintained during the last 12 months an average volume of high-quality liquid assets (HQLA) of €129,786 million, of which 98% corresponded to maximum quality assets (level 1 in the liquidity coverage ratio, LCR).
Due to its subsidiary-based management model, BBVA is one of the few major European banks that follows the Multiple Point of Entry (“MPE”) resolution strategy: the parent company sets the liquidity policies, but the subsidiaries are self-sufficient and responsible for managing their own liquidity and funding (taking deposits or accessing the market based on their own credit rating). This strategy is intended to limit the spread of a liquidity crisis among the Group's different areas and ensure the adequate transmission of the cost of liquidity and financing to the price formation process.
The BBVA Group maintains a liquidity position in every geographical area in which it operates, with ratios in excess of the minimum required:
–The LCR requires banks to maintain a volume of high-quality liquid assets sufficient to withstand liquidity stress for 30 days. BBVA Group's consolidated LCR remained above 100% during the first half of 2026 and stood at 145% as of June 30, 2026. It should be noted that, given the MPE nature of BBVA, this ratio limits the numerator of the LCR for subsidiaries of BBVA S.A. to 100% of their net outflows, therefore, the resulting ratio is below that of the individual units (the LCR of the main components was 180% in BBVA, S.A., 149% in Mexico and 156% in Garanti BBVA). Without considering this restriction, the Group's LCR ratio was 174%.
–The net stable funding ratio (NSFR) requires banks to maintain a stable funding profile in relation to the composition of their assets and off-balance sheet activities. The BBVA Group's NSFR ratio stood at 125% as of June 30, 2026.
The main wholesale financing transactions carried out by the BBVA Group during the first half of 2026 are listed below.

Issuer	Type of issue	Date of issue	Nominal (millions)	Currency	Equivalent in euros ⁽¹⁾	Coupon	Maturity Date
BBVA, S.A.	Senior non-preferred	Jan-26	1,250	EUR	1,250	3.750%	Jan-36
	Senior non-preferred	Jan-26	750	EUR	750	Euribor 3m+55 bps	Jan-29
	Senior non-preferred	Mar-26	1,000	USD	878	4.150%	Mar-29
	Senior non-preferred	Mar-26	1,000	USD	878	5.127%	Mar-36
	Senior non-preferred	Mar-26	500	USD	439	SOFR+88 bps	Mar-29
	AT1 ⁽²⁾	May-26	1,000	USD	878	7.125%	Perpetual
	Senior non-preferred	May-26	1,250	USD	1,097	4.968%	May-31
	Covered bond*	Jun-26	1,000	EUR	1,000	3.125%	Jun-33
	Covered bond*	Jun-26	1,250	EUR	1,250	2.875%	Jun-29
	Senior non-preferred	Jun-26	1,250	EUR	1,250	3.375%	Jun-31
BBVA Mexico	Senior	Feb-26	8,876	MXN	446	9.260%	Jan-36
	Senior	Feb-26	6,124	MXN	308	TIIE+32 bps	Jul-29
	Senior USD	Feb-26	16	USD	14	4.190%	Sep-28
	Senior USD	Jun-26	1,000	USD	878	5.400%	Jun-31
Garanti BBVA	Senior Debt MTNs (Medium term notes)	Several	1,382	EUR	1,382	Several	Several
	Syndicated loan	Jun-26	33	USD	29	SOFR+125 bps	Jun-27
	Syndicated loan	Jun-26	24	EUR	24	Euribor+110 bps	Jun-27
	Syndicated loan	Jun-26	105	USD	92	SOFR+175 bps	Jun-28
	Syndicated loan	Jun-26	40	EUR	40	Euribor+160 bps	Jun-28
	Syndicated loan	Jun-26	88	USD	77	SOFR+200 bps	Jun-29
BBVA Argentina	Senior Debt	Feb-26	37	USD	32	5.000%	Aug-27
	Senior Debt	Mar-26	45,457	ARS	27	TAMAR +350 bps	Mar-27
	Senior Debt	May-26	48	USD	42	5.000%	May-28
	Senior Debt	May-26	25	USD	22	3.250%	May-27
	Senior Debt	May-26	83,914	ARS	50	TAMAR +325 bps	May-27
	Senior Debt	Jun-26	161,298	ARS	96	TAMAR +325 bps	Jun-27
BBVA Peru	Tier 2 ⁽³⁾	Mar-26	300	PEN	77	6.750%	Mar-38
(1) Equivalent in euros at the closing exchange rate of the period.
(2) First Reset Date in May 2033.
(3) First Reset Date in March 2033.

*On June 16, 2026, BBVA, S.A. carried out a dual-tranche issue of mortgage-covered bonds for a total of €2.25 billion. Of the first tranche, with a maturity of three years, it placed €1.25 billion, at a price of mid-swap +14 basis points. Of the second tranche, with a maturity of seven years, it placed €1 billion, at a price of mid-swap +27 basis points.
During the first half of 2026, BBVA, S.A. carried out the early redemption of two issuances. First, on January 15, 2026, it carried out the early redemption of a green AT1 issuance made on July 15, 2020, for an aggregate nominal amount of €1 billion, a decision that was communicated to the market on December 17, 2025. Likewise, on March 24, 2026, BBVA, S.A. carried out the early redemption of a senior preferred bond issuance originally issued on March 24, 2021, for a total aggregate nominal amount of €1 billion, a decision that was disclosed to the market on February 11, 2026. In addition, on July 15, 2026, the early redemption of a subordinated bond issuance was carried out for an aggregate nominal amount of GBP 300 million, a decision that had been communicated to the market on June 9, 2026.